Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Note 10 - Subsequent Events

1.	During January and February 2015 the Company entered into the following distributor agreements:

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New Distributor Agreement with RiT CIS. In efforts to realign and improve the Company's sales in the CIS market, the Company entered into a Distributor Agreement dated January 6, 2015, with 'RiT CIS Ltd., a Russian company affiliated with Stins Coman ("RiT CIS"), whereby the Company designated RiT CIS as its additional and non-exclusive distributor in said territory.

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New Distributor Agreement with Stins Engineering. In efforts to increase the Company's sales in Singapore and South Asia, the Company entered into a Distributor Agreement dated February 16, 2015 with Stins Engineering Pte Ltd. ("Stins Engineering"), a Singaporean company affiliated with Stins Coman, whereby the Company designated Stins Engineering as its non-exclusive distributor in said territory (excluding China and India).

2.	During January and March, 2015, the Company received additional loans in the amount of $1 million and $1 million, respectively, under the Convertible Loan Agreement as described in Note 6.